SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS

NOTE 26 – SUBSEQUENT EVENTS

Discontinued Operations

On December 27, 2023, we discontinued the operations of A.L.I. Technologies Inc., a Japanese corporation (“A.L.I.”) which is our wholly-owned indirect subsidiary, as part of our operations, moved to Los Angeles, California, and continued the development of a line of FAA-compliant manned and unmanned crafts for low-altitude flight. Among the reasons for discontinuing the business of A.L.I., was the desire to develop an MAV that would comply with the Federal Aviation Regulation Part 103 requirements for ultralight aircraft and the difficulties that we believed the XTURISMO limited edition hoverbike being developed by A.L.I. would encounter. Following the discontinuation, on December 27, 2023, A.L.I. filed a voluntary bankruptcy petition with the Tokyo District Court, Civil Division 20, “Tokutei Kanzai Kakari” [Special Trusteeship Section], Case ID: No. 8234 of 2023 (Fu). A bankruptcy trustee was appointed on January 10, 2024, and proceedings have commenced.

ALI’s discontinued operations include the manned air mobility business, including the further development of the XTURISMO limited edition hoverbike, the air mobility platform COSMOS (Centralized Operating System for Managing Open Sky), the computing power-sharing business, drone photography business and drone and artificial intelligence research and development business.

Lind Global Amendments

As previously reported in a Form 8-K filed with the U.S. Securities and Exchange Commission on April 13, 2023, on April 12, 2023, AERWINS Technologies Inc., a Delaware corporation’s (the “Company,” “we,” “us,” or “AERWINS”) entered into a Securities Purchase Agreement (the “SPA”) with Lind Global Fund II LP, an investment fund managed by The Lind Partners, a New York based institutional fund manager (together, “Lind Global”). Pursuant to the SPA, the Company agreed to issue to Lind Global up to three secured convertible promissory notes (the “Notes” and each a “Note”) in the aggregate principal amount of $6,000,000 and warrants (the “Warrant” and each a “Warrant”) to purchase up to 5,601,613 shares of the Company’s common stock ( the “Transaction”).

The Closing of the first Tranche (the “First Closing”) occurred on April 12, 2023 and consisted of the issuance and sale to the Investor of a Note with a purchase price of $2,100,000 and a principal amount of $2,520,000 (the “First Closing Note”) and the issuance to Lind Global of a Warrant to acquire 2,532,678 shares of common stock. The Closing of the second Tranche (the “Second Closing”) occurred on May 23, 2023 and consisted of the issuance and sale to Lind Global of a Note with a purchase price of $1,400,000 and a principal amount of $1,680,000 (the “Second Closing Note,” together with the First Closing Note, the “Closing Notes”), and the issuance to Lind Global of a Warrant to acquire 1,568,542 shares of common stock.

First Amendments. On August 25, 2023, the Company and Lind Global entered into an Amendment to Senior Convertible Promissory Note First Closing Note and an Amendment to the Senior Convertible Promissory Note Second Closing Note (collectively, the “First Note Amendments”) which amended the Closing Notes’ Conversion Price (as defined in the Closing Notes) to include a floor price of $0.18176 (the “Floor Price”) and provided for a cash payment if the Conversion Price is deemed to be the Floor Price, then in addition to issuing the Conversion Shares (as defined in the Closing Notes) at the Floor Price, the Company will also pay to Lind Global a cash amount equal to (i) the number of shares of common stock that would be issued to Lind Global upon a conversion determined by dividing the dollar amount to be converted being paid in shares of common stock by ninety percent (90%) of the lowest single VWAP during the twenty (20) Trading Days prior to the applicable date of conversion (notwithstanding the Floor Price) less (ii) the number of Conversion Shares issued to Lind Global in connection with the conversion; and (iii) multiplying the result thereof by the VWAP on the Conversion Date.

Second Amendments. On January 23, 2024, the Company and Lind Global entered into an Amendment No. 2 to Senior Convertible Promissory Note First Closing Note and an Amendment No. 2 to the Senior Convertible Promissory Note Second Closing Note (collectively, the “January Note Amendments”) which amended the Closing Notes to, subject to the conditions discussed below, (i) reduce the aggregate principal amount of the Closing Notes from $2,520,000 to $2,100,000, (ii) require the Company to repay an aggregate of $1,750,000 of the principal amount of the Closing Notes no later than the closing date of a public offering of the Company’s Common Stock where it receives gross proceeds of at least $13,500,000 (the “Public Offering”) and (iii) requires Lind Global to convert no less than an aggregate of $1,750,000 of the Closing Notes no later than 11 months after the closing of the Public Offering, provided that at the time of such conversion Lind Global receives shares of Common Stock that may be disposed of without restrictive legend at their issuance pursuant to an effective registration statement under the Securities Act of 1933, as amended (the “Securities Act”) or pursuant to an available exemption from or in a transaction not subject to the registration requirements of the Securities Act (the “Mandatory Conversion Amount”).

In addition, on January 23, 2024, the Company and Lind Global entered into Amendment No. 2 to Securities Purchase Agreement (the “SPA Amendment No. 2”) to, subject to the conditions discussed below, (i) eliminate the obligation of the Company and Lind Global to complete the Third Closing, (ii) delete the clause obligating the Company to register the shares of common stock issuable upon conversion of the Closing Notes and exercise of the Warrants (collectively, the “Closing Securities”) or pay Lind Global any delay payments as a result of the Company’s failure to register the Closing Securities, (iii) eliminate certain restrictions on the Company’s right to issue equity and debt in future transactions and (iv) eliminate Lind Global’ right to participate in future offerings of the Company’s securities, other than its rights to participate in the Public Offering.

The January Note Amendments and the SPA Amendment are subject to the Company completing the Public Offering and making the Mandatory Prepayment as discussed above.

A.L.I. Technologies Bankruptcy

On December 27, 2023, A.L.I. filed a voluntary bankruptcy petition with the Tokyo District Court, Civil Division 20, “Tokutei Kanzai Kakari” [Special Trusteeship Section], Case ID: No. 8234 of 2023 (Fu) (the “A.L.I. Bankruptcy”). On January 10, 2024, the Court entered an order (the “January 10 Order”) confirming that bankruptcy proceedings are commenced against the debtor A.L.I., that A.L.I. is found to be insolvent, the appointment of Gaku Iida, Attorney-at-Law, of Abe, Ikubo & Katayama be appointed as the trustee in the bankruptcy proceedings (the “Trustee”) and setting the date and place of the meeting to report on the status of property, to report on calculations and hear opinions regarding the disposition of the bankruptcy proceedings on May 14, 2024, at 10:00 a.m. local time in the Court before Judge Yoshinori Takahasi (the “Status Report Meeting”). The Trustee’s address is Fukuoka Bldg. 9F, 2-8-7 Yaesu, Chuo-ku, Tokyo.

As a result of the filing of the Bankruptcy Proceedings and the January 10 Order, the Company concluded that it no longer controls A.L.I. for accounting purposes as of January 10, 2024, in accordance with U.S. GAAP Accounting Standards Codification 810, and, therefore, A.L.I. will be deconsolidated prospectively from the Company’s consolidated financial statements.

Potential Nasdaq Delisting

As previously disclosed in the Current Report on Form 8-K filed on April 21, 2023 by the Company, on April 20, 2023, Nasdaq Listing Qualifications staff (“Staff”) notified the Company that it no longer complied with the minimum bid price requirement under Listing Rule 5450(a)(1). In accordance with Listing Rule 5810(c)(3)(A), the Company was provided 180 calendar days, or until October 17, 2023, to regain compliance with Rule 5450(a)(1) (the “Bid Price Rule”). As previously disclosed on a Form 8-K filed with the SEC on October 23, 2023, on October 18, 2023, Staff notified the Company that it had determined to delist the Company as it did not comply with the requirements for continued listing on the Exchange. As previously disclosed in the Current Report on Form 8-K filed with the SEC on November 28, 2023, the Company appealed Nasdaq’s determination in accordance with the procedures set forth in the Nasdaq Listing Rules and requested a hearing (the “Hearing Request”) before the Nasdaq Hearings Panel (the “Panel”). As previously disclosed on a Form 8-K filed with the SEC on November 28, 2023, on November 21, 2023, Staff issued an additional delist determination letter after the Company failed to file its Form 10-Q for the period ended September 30, 2023 (the “Delinquent Report”), as required by Listing Rule 5250(c)(1) (the “Periodic Filing Rule”). On November 28, 2023, the Company filed its Delinquent Report and, thus, regained compliance with the Periodic Filing Rule. As previously disclosed on a Form 8-K filed with the SEC on December 12, 2023, on December 6, 2023, Staff issued an additional delist determination letter as the Company’s no longer complied with the $50,000,000 minimum market value of listed securities requirement set forth in Listing Rule 5450(b)(2)(A) (the “MVLS Rule”), which served as an additional and separate basis for delisting.

A hearing before the Panel was conducted on January 4, 2024. The Panel conditionally granted the Company’s request to transfer its shares from The Nasdaq Global Market to The Nasdaq Capital Market, effective at the open of trading on January 18, 2024 and the Company’s request for an exception to the Exchange’s listing rules until April 15, 2024, to demonstrate compliance, subject to the satisfaction of the following conditions (the “Panel Decision”):

1.	On or before January 23, 2024, the Company shall file a Form S-1 for a public offering of up to $13.5 million contemplated in its presentation to the Panel;

2.	On or before January 19, 2024, the Company shall file all necessary documentation required to transfer its listing from The Nasdaq Global Market to The Nasdaq Capital Market;

3.	On or before January 31, 2024, the Company will complete the deconsolidation of its Japanese subsidiary A.L.I. Technologies Inc. (“A.L.I. Technologies”);

4.	On or before March 28, 2024, the Company will implement a reverse stock split in a range of 1-for-10 to 1-for-100 with a target per share price of $7.00 per share;

5.	On or before April 15, 2024, the Company shall demonstrate compliance with all applicable continued listing requirements for The Nasdaq Capital Market under Rule 5550.

The Panel Decision indicates that the Company may request that the Nasdaq Listing and Hearing Review Council (the “Council”) review the Panel Decision, in which case a written request for review would need to be received within 15 days from the date of the Panel Decision. The Council may also on its own motion determine to review the Panel Decision.

The Panel Decision has no immediate effect on the listing of the Company’s common stock on the Nasdaq Global Market. The Company plans to fulfil each of the conditions as stated in the Panel Decision. To this end, the Company filed a Registration Statement on Form S-1 which this prospectus is a part on January 23, 2024 and completed the filing of all necessary documentation required to transfer its listing from The Nasdaq Global Market to The Nasdaq Capital Market. In addition, in satisfaction of the A.L.I. Technologies deconsolidation condition of the Panel Decision and as previously disclosed in a Form 8-K filed by the Company with the SEC on January 16, 2024, the Tokyo District Court entered an order on January 10, 2024, (the “January 10 Order”) confirming that bankruptcy proceedings are commenced against the A.L.I. Technologies, that A.L.I. Technologies is found to be insolvent and other administrative matters relating to the A.L.I. Technologies bankruptcy filing. Finally, on November 20, 2023, our stockholders voted to approve an amendment of our Fourth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), to effectuate a reverse stock split of our common stock at a ratio of no less than 1-for-10 and no more than 1-for-100, with such ratio to be determined at the sole discretion of our board of directors. No assurance can be given, however, as to the definitive date on which the remaining condition set forth in the Panel Decision will be achieved.

Submission of Matters to a Vote of Security Holders

On November 20, 2023, the Company held its 2023 virtual special meeting of stockholders to vote on the following matters:

Stockholders voted to approve the amendment of the Company’s Fourth Amended and Restated Certificate of Incorporation (the “Certificate of Incorporation”), to effectuate a reverse stock split of the Company’s outstanding shares of our common stock, at a ratio of no less than 1-for-10 and no more than 1-for-100, with such ratio to be determined at the sole discretion of the Board (the “Reverse Stock Split”).

Stockholders voted to approve, for purposes of complying with NASDAQ Listing Rule 5635(b), the issuance of the shares of the Company’s common stock pursuant to its purchase agreement with Lind Global representing more than 20% of our common stock outstanding, which would result in a “change of control” of the Company under applicable Nasdaq listing rules.

Stockholders voted to approve, for purposes of complying with Nasdaq Listing Rule 5635(d), the issuance of more than 20% of the Company’s issued and outstanding common stock pursuant to its purchase agreement with Lind Global.

Manned Air Vehicle Development Letter of Intent

Effective as of December 19, 2023 (the “Effective Date”), the Company entered into a letter of intent (the “Letter of Intent”) with Helicopter Technology Company (“Helicopter Technology”) regarding the design, development, manufacturing, sales, and marketing (collectively, the “Project”) of the MAV (the “MAV”). Under the Letter of Intent, the Company and Helicopter Technology will form an entity (the “Operating Company”) that will be owned 70% by the Company and 30% by Helicopter Technology. The Operating Company agreed to enter into an agreement with Helicopter Technology to design, build, assemble, and test the MAV planned to meet the FAA Powered Ultra-Light Category (the “Development Services Agreement”). In addition, according to the Development Services Agreement, Helicopter Technology will determine and obtain all required regulatory approvals for the MAV, providing all the necessary labor, materials, and customized equipment. The Letter of Intent contemplates that the Company and Helicopter Technology will enter into a manufacturing supply agreement on terms to be mutually agreed on. In addition, the parties will work together to secure the funding required to start production of the MAV. Helicopter Technology already has a working capital arrangement with its bank. The Operating Company will pay Helicopter Technology its costs plus 15% of such amount to provide the services it provides pursuant to the Development Services Agreement in addition to equity compensation in the Company no less favorable than comparable compensation to the Company’s executive management.

The Operating Company will enter into a marketing and support agreement with the Company to provide certain engineering oversight, accounting, marketing, sales, advertising, development of a dealer distribution network, online marketplace, and other distribution channels, and financial management, budgeting, accounting, legal, and other administrative services as may be required by the Operating Company. The Operating Company will pay the Company its costs plus 15% of such amount to provide these services. Payments will be subject to the available cash flow of the Operating Company. In addition, the Company has agreed to provide working capital to the Operating Company of up to a maximum of $1,700,000 for its operations over the first 12 months.

Pursuant to the Letter of Intent, the parties intend to use their best efforts to negotiate and enter into an operating agreement for the Operating Company (the “Operating Agreement”) within 45 days of executing the Letter of Intent. The Letter of Intent also contains additional customary conditions for entering the Operating Agreement.

Management has performed an evaluation of subsequent events through the date of issuance of the unaudited financial statements, noting no items which require adjustment or disclosure other than those set forth above.

Pono Capital Corp [Member]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

Management has evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than those subsequent events described below, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 19, 2023, the parties to the Merger Agreement entered into that certain Amendment No. 1 to Agreement and Plan of Merger (the “Amendment”), which provides that instead of seven (7) directors to be appointed to the Company’s board of directors upon the closing of the Business Combination, the parties will appoint five (5) directors to the board of directors.

On January 24, 2023, the Company transferred $159,122 of interest income from the Trust Account to its operating account in order to pay income taxes.

On January 27, 2023, the Company drew $170,000 from the Sponsor Working Capital Loan with the Sponsor.

On January 27, 2023 at 10:00 a.m. Pacific Time, the Company held a Special Meeting of Stockholders (the “Pono Special Meeting”) at which the Company’s stockholders voted on and approved the following proposals, as set forth below, each of which is described in detail in the definitive proxy statement (the “Proxy Statement”) filed with the SEC on January 4, 2023, which was first mailed by the Company to its stockholders on or about January 5, 2023.

To approve and adopt the Merger Agreement, by and among the Company, Merger Sub, AERWINS, the representative of the stockholders of the Company named therein, and the representative of the stockholders of AERWINS named therein, and approve the transactions contemplated thereby, including the merger of Merger Sub with and into AERWINS continuing as the surviving corporation and a wholly-owned subsidiary of Pono.

To provide that the name of the Company shall be changed to “AERWINS Technologies Inc.”

To remove and change certain provisions in the Company’s third amended and restated certificate of incorporation related to the Company’s status as a special purpose acquisition company, including but not limited to the deletion of Article IX of the Company’s third amended and restated certificate of incorporation in its entirety.

Conditioned upon the approval of Proposals 2 and 3, to approve the proposed fourth amended and restated certificate of incorporation, which includes the approval of all other changes in the proposed fourth amended and restated certificate of incorporation in connection with replacing the existing third amended and restated certificate of incorporation with the proposed fourth amended and restated certificate of incorporation as of the effective time.

To consider and vote upon a proposal to elect seven (7) directors to serve on the board of directors effective from the consummation of the Business Combination until the 2023 annual meeting of stockholders and until their respective successors are duly elected and qualified.

To consider and vote upon a proposal to adopt the AERWINS Technologies Inc. Equity Incentive Plan (the “Equity Incentive Plan”), and the issuance of common stock equal to 15% of the fully diluted and as converted amount of common stock to be outstanding immediately following consummation of the Business Combination, if such plan is approved in accordance with this incentive plan proposal. Under the Equity Incentive Plan, 10,089,442 shares of common stock were authorized.

To consider and vote upon a proposal to approve, for purposes of complying with Nasdaq Listing Rule 5635, the issuance of up to 60,000,000 newly issued shares of common stock in the Business Combination, which amount will be determined as described in more detail in the accompanying proxy statement/prospectus.

To consider and vote upon a proposal to adjourn the Pono Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Pono Special Meeting, there are not sufficient votes to approve the Business Combination proposal, the charter amendment proposals, the director election proposal, the incentive plan proposal, or the Nasdaq proposal.

Pursuant to the Merger Agreement, at the closing of the Merger Agreement and the transactions contemplated by the Merger Agreement, which occurred on February 3, 2023, Merger Sub merged with and into AERWINS, Inc., with AERWINS, Inc. continuing as the surviving corporation.

On February 3, 2023, following the approval at the Pono Special Meeting, Merger Sub, consummated a merger (the “Merger”) with and into AERWINS, Inc. (formerly named AERWINS Technologies Inc.), pursuant the Merger Agreement, by and among the Company, Merger Sub, AERWINS, the Sponsor in its capacity as the representative of the stockholders of the Company, and Shuhei Komatsu in his capacity as the representative of the stockholders of AERWINS (“Seller Representative”). Accordingly, the Merger Agreement was adopted, and the Merger and other transactions contemplated thereby were approved and completed. At the closing on February 3, 2023 of the Business Combination pursuant to the Merger Agreement, Merger Sub merged with and into AERWINS with AERWINS surviving the Merger as a wholly-owned subsidiary of the Company, and the Company changed its name to “AERWINS Technologies Inc.” The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, The Company was treated as the acquired company and AERWINS, Inc. was treated as the acquirer for financial statement reporting purposes.

Lock-up Agreements

In connection with the Business Combination, certain stockholders of AERWINS and certain of AERWINS’ officers and directors (such stockholders, the “Company Holders”) entered into a lock-up agreement (the “Lock-up Agreement”) pursuant to which they will be contractually restricted, during the Lock-up Period (as defined below), from selling or transferring any of (i) their shares of AERWINS common stock held immediately following the Closing and (ii) any of their shares of AERWINS common stock that result from converting securities held immediately following the Closing (the “Lock-up Shares”). The “Lock-up Period” means the period commencing at Closing and end the earliest of: (a) six months from the Closing (or, in the case of Shuhei Komatsu, AERWINS’ Chief Executive Officer, thirty months from the Closing), (b) the date the Company consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property and (c) the date on which the closing sale price of the Company’s common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations and the like) for any twenty (20) trading days within any thirty (30) trading day period commencing at least one hundred and fifty (150) days after the Closing; provided that 1/3 of such restricted shares shall be released from such restrictions if the closing stock price of the Company’s common stock reaches each of $13.00, $15.00, and $17.00.

 The Sponsor is subject to a lock-up pursuant to a letter agreement (the “Sponsor Lock-up Agreement”), entered into at the time of the Initial Public Offering, among the Company, the Sponsor and the other parties thereto, pursuant to which the Sponsor is subject to a lock-up beginning on the Closing and end the earliest of: (a) six months from the Closing, (b) the date the Company consummates a liquidation, merger, share exchange or other similar transaction with an unaffiliated third party that results in all of the Company’s stockholders having the right to exchange their shares of the Company’s common stock for cash, securities or other property and (c) the date on which the closing sale price of the Company’s common stock equals or exceeds $ 12.00 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations and the like) for any twenty (20) trading days within any thirty (30) trading day period commencing at least one hundred and fifty (150) days after the Closing; provided that 1/3 of such restricted shares shall be released from such restrictions if the closing stock price of the Company’s common stock reaches each of $13.00, $15.00, and $17.00.

Indemnification Agreements

On February 7, 2023, AERWINS entered into indemnification agreements, with each of AERWINS directors containing provisions which are in some respects broader than the specific indemnification provisions contained in the Delaware General Corporation Law. The indemnification agreements will require AERWINS, among other things, to indemnify its directors against certain liabilities that may arise by reason of their status or service as directors and to advance their expenses incurred as a result of any proceeding against them as to which they could be indemnified.

Non-Competition and Non-Solicitation Agreements

Following execution of the Merger Agreement, certain significant stockholders of AERWINS entered into non-competition and non-solicitation agreements (the “Non-Competition and Non-Solicitation Agreements”), pursuant to which they agreed not to compete with the Company, AERWINS and their respective subsidiaries during the two-year period following the Closing and, during such two-year restricted period, not to solicit employees or customers or clients of such entities. The Non-Competition and Non-Solicitation Agreements also contain customary non-disparagement and confidentiality provisions.

Purchaser Support Agreement

Simultaneously with the execution of the Merger Agreement, the Purchaser Representative entered into a support agreement (the “Purchaser Support Agreement”) in favor of the Company and AERWINS and their present and future successors and subsidiaries. In the Purchaser Support Agreement, the Purchaser Representative agreed to vote all equity interests in the Company in favor of the Merger Agreement and related transactions and to take certain other actions in support of the Merger Agreement and related transactions. The Purchaser Support Agreement also prevents the Purchaser Representative from transferring its voting rights with respect to equity interests in the Company or otherwise transferring equity interests in the Company prior to the meeting of the Company’s stockholders to approve the Merger Agreement and related transactions, except for certain permitted transfers.

Voting Agreement

Simultaneously with the execution of the Merger Agreement, certain stockholders of AERWINS entered into a voting agreement (the “Voting Agreement”) in favor of the Company and AERWINS and their present and future successors and subsidiaries. In the Voting Agreement for certain stockholders of AERWINS, they each agreed to vote all of their AERWINS stock interests in favor of the Merger Agreement and related transactions and to take certain other actions in support of the Merger Agreement and related transactions. The Voting Agreement also prevents them from transferring their voting rights with respect to their AERWINS stock or otherwise transferring their AERWINS stock prior to the AERWINS approval of the Merger Agreement and related transactions, except for certain permitted transfers.

Executive Employment Agreements

On February 3, 2023, the Company entered into employment agreements (the “Employment Agreements”) with executive officers: Shuhei Komatsu (former Chief Executive Officer), Taiji Ito (former Global Markets Executive Officer and Chief Executive Officer), Kazuo Miura (former Chief Product Officer) and Kensuke Okabe (former Chief Financial Officer).

The Employment Agreements all provide for at-will employment that may be terminated by the Company for death or disability and with or without cause, by the executive with or without good reason, or mutually terminated by the parties. The Employment Agreements for Mr. Komatsu, Mr. Ito, Mr. Miura, and Mr. Okabe provide for a severance payment equal to the remaining base salary for the remaining period of the respective term of employment (each term is one (1) year) upon termination by the Company without cause or termination by such executive for good reason. The executive agreements provide for a base salary of $200,000, $200,000, $200,000 and $200,000 for Mr. Komatsu, Mr. Ito, Mr. Miura and Mr. Okabe, respectively, as well as possible annual performance bonuses and equity grants under the equity incentive plan if and when determined by the Company’s Compensation Committee.

Option Award Agreements

On February 3, 2023, the Company entered into option award agreements (the “Option Award Agreements”) with executive officers: Shuhei Komatsu (Chief Executive Officer), Taiji Ito (Global Markets Executive Officer), Kazuo Miura (Chief Product Officer) and Kensuke Okabe (Chief Financial Officer).

The Option Award Agreements grants to each of the following persons options to acquire shares of the Company’s common stock, to vest as set forth in the Option Award Agreements, as follows:

●	Shuhei Komatsu — 1,525,196 options at an exercise price of $0.00015 per share of common stock

●	Taiji Ito — 703,937 options at an exercise price of $0.00015 per share of common stock

●	Kazuo Miura — 739,916 options at an exercise price of $0.00015 per share of common stock

●	Kensuke Okabe — 469,291 options at an exercise price of $0.00015 per share of common stock

Stock Purchase Agreement

On February 2, 2023, the Company entered into a Subscription Agreement (the “Agreement”) with AERWINS, Inc., and certain investors (collectively referred to herein as the “Purchasers”). Pursuant to the Agreement, the Purchasers agreed to purchase an aggregate 3,196,311 shares of common stock (the “Shares”) of AERWINS, Inc. which was immediately exchanged for 5,000,000 Public Shares upon the consummation of the Business Combination in exchange for an aggregate sum of $5,000,000 (the “Purchase Price”) with the Purchase Price being paid to AERWINS, Inc. prior to the closing of the Business Combination (the “Closing”). Effective immediately prior to the Closing, AERWINS, Inc. issued the Shares to the Purchasers and thereafter immediately upon the Closing, the Shares were exchanged for the Public Shares, and the Public Shares were issued as a registered issuance of securities under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an effective registration filed by the Company on Form S-4 (Registration No. 333-268625) which was declared effective by the Securities and Exchange Commission on January 13, 2023.

Standby Equity Purchase Agreement

On January 23, 2023 (the “Effective Date”), the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, Ltd., (“YA”). The Company and its successors will be able to sell up to one hundred million dollars in aggregate gross purchase price of the Company’s Public Shares at the Company’s request any time during the 36 months following the date of the SEPA’s entrance into force. The shares would be purchased at 96% or 97% (depending on the type of notice) of the Market Price (as defined below) and would be subject to certain limitations, including that YA could not purchase any shares that would result in it owning more than 4.99% of the Company’s common stock. “Market Price” shall mean the lowest daily VWAP of the Common Shares during the three consecutive trading days commencing on the advance notice date, other than the daily VWAP on any excluded days. “VWAP” means, for any trading day, the daily volume weighted average price of the Common Shares for such trading day on the principal market during regular trading hours as reported by Bloomberg L.P.

Pursuant to the SEPA, the Company is required to register all shares which YA may acquire. The Company agreed to file with the Securities and Exchange Commission (the “SEC”) a Registration Statement (as defined in the SEPA) registering all of the shares of common stock that are to be offered and sold to YA pursuant to the SEPA. The Company is required to have a Registration Statement declared effective by the SEC before it can raise any funds using the SEPA. The Company may not issue more than 19.99% of its shares issued and outstanding as of the Effective Date without first receiving shareholder approval for such issuances, unless such additional shares may be issued consistent with the rules and regulations of the Nasdaq Stock Market. Pursuant to the SEPA, the use of proceeds from the sale of the shares by the Company to YA shall be used by the Company in the manner as will be set forth in the prospectus included in the Registration Statement (and any post-effective amendment thereto) and any prospectus supplement thereto filed pursuant to the SEPA. There are no other restrictions on future financing transactions. The SEPA does not contain any right of first refusal, participation rights, penalties or liquidated damages. The Company has paid YA Global II SPV, LLC, a subsidiary of YA, a structuring fee in the amount of $15,000, and, on the Effective Date, the Company agreed to issue to YA shares with aggregate value equal to one million dollars, as a commitment fee.

YA has agreed that neither it nor any of its affiliates shall engage in any short-selling or hedging of our common stock during any time prior to the public disclosure of the SEPA. Unless earlier terminated as provided under the SEPA, the SEPA shall terminate automatically on the earliest of (i) the first day of the month next following the

36-month anniversary of the Effective Date or (ii) the date on which the YA shall have made payment of Advances (as defined in the SEPA) pursuant to the SEPA for the Common Shares equal to the Commitment Amount (as defined in the SEPA).

Pursuant to the terms of the Merger Agreement, the Merger Consideration was approximately $600 million. In connection with the Pono Special Meeting, holders of 11,328,988 shares of the Company’s common stock sold in its Initial Public Offering exercised their right to redeem those shares for cash prior to the redemption deadline of January 25, 2023, at a price of $10.50 per share, for an aggregate payment from the Company’s trust account of approximately $118.9 million. Effective February 3, 2023, the Company’s units ceased trading, and effective February 6, 2023, AERWINS’ common stock began trading on the Nasdaq Global Market under the symbol “AWIN” and the warrants began trading on the Nasdaq Capital Market under the symbol “AWINW.”

After taking into account the aggregate payment in respect of the redemption, the Company’s trust account had a balance immediately prior to the Closing of $1,795,997. Such balance in the trust account was used to pay transaction expenses and other liabilities of the Company, pay certain transaction expenses of AERWINS, with the remaining being deposited in AERWINS cash account.

In connection with the Business Combination, a warrant holder of AERWINS received 469,291 shares of AERWINS common stock as Merger Consideration as set forth in the Merger Agreement. The Merger Consideration was subject to a post-Closing true up 90 days after the Closing. The post-Closing true up period expired on May 5, 2023 without any claims having been made.

At the closing of the Business Combination, AERWINS issued an aggregate of 150,000 shares of common stock to Boustead Securities, LLC, in partial satisfaction of fees due to them in connection with the Business Combination. Boustead Securities, LLC represented that, it is an institutional “accredited investor” as defined in Rule 501(a)(3) of Regulation D under the Securities Act. The securities were issued and sold by AERWINS to Boustead Securities, LLC in reliance upon the exemption from the registration requirements of the Securities Act afforded by Section 4(a)(2) of the Securities Act.

As of the Closing: public stockholders own approximately 0.3% of the outstanding shares of AERWINS common stock; the Sponsor and its affiliates own approximately 6.7% of the outstanding shares of AERWINS common stock and AERWINS’s former security holders collectively own approximately 93.0% of the outstanding shares of AERWINS common stock.

On February 6, 2023, AERWINS Technologies Inc., entered into a Joint Venture Agreement (the “Joint Venture Agreement”) with Vault Investments LLC, an investment and consulting company registered in Dubai and based in the United Arab Emirates (“U.A.E.”) which is involved in investment consultancy and fundraising services (“VAULT”). Pursuant to the Joint Venture Agreement, the parties agreed to set forth and define each other’s roles, responsibilities and obligations to develop the ALI business solutions in the U.A.E. and Gulf Cooperation Counsel (“GCC”) region. The GCC includes Saudi Arabia, Kuwait, the United Arab Emirates, Qatar, Bahrain, and Oman. Pursuant to the Joint Venture Agreement, ALI and VAULT agreed to establish a new joint venture company in Dubai, U.A.E. (the “JV Entity”) which will be the official partner and supplier of the ALI business solutions and products for the UAE and GCC region.

Pursuant to the Joint Venture Agreement, VAULT agreed, together with its strategic partners, to start a technical and financial analysis of the XTURISMO Limited Edition product and different business solutions of ALI (the “Products”), and present it to potential investors and partners in the U.A.E. and GCC region, and to introduce potential investors, partners and clients to ALI, as well as draft contracts and negotiate fees and structure the business set up of the JV Entity as well as to draft and negotiate contracts and memorandums of understanding for the different business opportunities provided, for VAULT or its affiliated companies or companies that are referred to by VAULT to invest in the JV Entity and to select and facilitate office and factory locations.

Pursuant to the Joint Venture Agreement, ALI agreed to be responsible for providing any technical, financial, strategic and corporate documents to VAULT to assist with VAULT’s duties under the Joint Venture Agreement and further agreed to be responsible for the fee payments to VAULT under the Joint Venture Agreement, and be ready, willing and able to open the JV Entity in the U.A.E. with VAULT and to transfer to the JV Entity selected IP and technology (the “IP”) as a substitute of capital with the parties agreeing that the IP can be still also be used by ALI and its affiliates and for ALI to be ready, willing and able to attend any meeting, physical or virtual with VAULT to be presented to potential investors, partners of clients introduced by VAULT.

Pursuant to the Joint Venture Agreement, the parties also agreed to create a working group to be called the VAULT and ALI Development Committee to review, evaluate and analyze existing documents related to business opportunities, consisting of three (3) members from VAULT and three (3) members from ALI.

Pursuant to the Joint Venture Agreement, the parties agreed that all costs and expenses in connection with the negotiations, preparation, execution and performance under the Joint Venture Agreement will be borne by the JV Entity. The parties also agreed that the JV Entity will be structured to be owned 49% by ALI and 51% by VAULT, with the terms and conditions of the JV Entity to be discussed and agreed on separately between the parties and to be evidenced under a memorandum of association when forming the JV Entity.

Additionally, the parties agreed that ALI will be the sole supplier of the parts necessary to manufacture the Products and that ALI will be entitled to receive 5% of the total sales of the JV Entity as a software license fee and VAULT will be entitled to receive 5% of the total sales of the JV Entity as consulting fees.

The term of the Joint Venture Agreement is for a period of three (3) months after the completion of the first phase of consultancy under the Joint Venture Agreement, and thereafter if agreed between the parties may continue for an additional twelve (12) months from the date of which either party gives written notice of termination of the Joint Venture Agreement to the other party. Any disagreements under the Joint Venture Agreement are to be settled by an arbitration committee formed by the parties to consist of two (2) members and a chairman which will be nominated and approved by the two (2) members and by each party respectively.

On February 27, 2023, AERWINS Technologies Inc., entered into a loan agreement with Shuhei Komatsu, the Company’s Chief Executive Officer (the “Loan Agreement”). The Loan Agreement was approved by AERWINS Technologies Inc.’s Board of Directors and Compensation Committee on February 26, 2023.

Pursuant to the Loan Agreement, Mr. Komatsu agreed to lend A.L.I. 200,000,000 yen (approximately $1,469,400 US Dollars based on a conversion rate of $0.007347 US Dollar for each $1 yen as of February 27, 2023) (the “Loan”). The maturity date of the Loan under the Loan Agreement is April 15, 2023 (the “Maturity Date”). The interest rate under the Agreement is 2.475% per annum (calculated on a pro rata basis for 365 days a year), and the interest period is from February 27, 2023 until the Maturity Date.

If any of the following events occur while the Loan is outstanding, the Loan will become immediately due and payable together with all interest thereon: (i) if payment is suspended or bankruptcy proceedings are initiated against A.L.I., (ii) if A.L.I. initiates legal proceedings related to debt reorganization involving court intervention or when facts are recognized as having occurred that payment has been suspended, (iii) if provisional seizure, preservation seizure, seizure order, or delinquent disposition is received by A.L.I., (iv) if A.L.I. is delayed in make any payments under the Loan Agreement, (v) if A.L.I. violates any provisions of the Loan Agreement or (vi) upon the occurrence of any equivalent reasons requiring the preservation of the right to claim arise in addition to the foregoing.

Pursuant to the Agreement, if A.L.I. does not timely repay the Loan in accordance with the terms of the Loan Agreement, the interest rate on the Loan will increase to 14.6% per annum until the full payment is made. Under the Loan Agreement, for any litigation arising under the Loan Agreement, regardless of the amount or claim, the exclusive court of jurisdiction will be the Tokyo District Court.

On March 20, 2023, Shuhei Komatsu resigned from his positions as Chief Executive Officer and Director and Chairman of the Board of AERWINS Technologies Inc. Mr. Komatsu previously served as AERWINS Technologies Inc.’s Chief Executive Officer and a Director and Chairman of AERWINS Technologies Inc. since February 3, 2023.

On March 20, 2023, AERWINS Technologies Inc.’s Board of Directors appointed Taiji Ito to serve as Chief Executive Officer of AERWINS Technologies Inc. Mr. Ito also serves as AERWINS Technologies Inc.’s Global Markets Executive Officer and as a Director of AERWINS Technologies Inc., and has served in such capacities since his appointment to those positions on February 3, 2023.

On March 22, 2023, AERWINS Technologies Inc.’s Board of Directors appointed Daisuke Katano to fill the vacancy on its Board of Directors created upon Mr. Komatsu’s resignation to serve as a Director of AERWINS Technologies Inc., and on the same date also appointed Mr. Katano to serve as AERWINS Technologies Inc.’s Chief Operating Officer.

On March 22, 2023, AERWINS Technologies Inc.’s Board of Directors appointed Marehiko Yamada to serve as the Chairman of the Board of Directors. Mr. Yamada was appointed as an independent director of AERWINS Technologies Inc. on February 3, 2023. On March 22, 2023, AERWINS Technologies Inc.’s Board of Directors also appointed Mike Sayama to serve as the Vice-Chair of the Board of Directors. Dr. Sayama was appointed as an independent director of AERWINS Technologies Inc. on February 3, 2023. On March 22, 2023, AERWINS Technologies Inc.’s Board of Directors also appointed Kensuke Okabe to serve as Secretary of AERWINS Technologies Inc. Mr. Okabe was appointed as AERWINS Technologies Inc.’s Chief Financial Officer on February 3, 2023.

On March 17, 2023, AERWINS Technologies Inc., entered into a Memorandum of Understanding (the “MOU”) with Outsourcing Inc. (“OSI”). Pursuant to the MOU, OSI agreed to invest up to 300,000,000 yen (approximately $2.3 million USD) (the “Investment”) in a planned joint venture (“JVC”) between AERWINS Technologies Inc., either directly or through A.L.I. Technologies Inc. with Vault Investments LLC (“Vault”).

OSI is only required to make the Investment in the JVC, if the following conditions are met by April 30, 2023:

1)	The JVC is established with the investment of AERWINS Technologies Inc., Vault and OSI;

2)	The terms and conditions of the shareholders’ agreement or the investment agreement have been negotiated between AERWINS Technologies Inc., Vault and OSI and executed (the “Definitive Agreement”); and

3)	In the Definitive Agreement, Vault must be obligated to invest in the JVC.

Pursuant to the MOU, if OSI becomes obligated to make the Investment in the JVC, the currency of the Investment and base date for the exchange rate will be determined in the Definitive Agreement.

The MOU is effective from the date of entry until April 30, 2023 (the “Term”). Pursuant to the MOU, If the Definitive Agreement is not executed by the end of the Term, OSI will not be obligated to make the Investment in the JVC. Pursuant to the MOU, all disputes in connection with the MOU will be settled by arbitration in accordance with the Commercial Arbitration Rules of the Japan Commercial Arbitration Association in Tokyo Japan.